Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of trade receivables [text block]

	As of December 31,
in 000€	2019	2018	2017
Trade receivables	42,509	38,764	36,572
Write off receivables	(1,532)	(1,873)	(990)
Total	40,977	36,891	35,582

Disclosure of impairment loss (reversal of impairment loss) on trade receivables [text block]
in 000€
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)
At January 1, 2018	(990)
Addition	(1,284)
Usage	182
Reversal	219
At December 31, 2018	(1,873)
Addition	(141)
Usage	131
Reversal	351
At December 31, 2019	(1,532)